CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Generated From Operations
Net income	[1]	$ 263	$ 58	$ 241
Depreciation	[1]	96	95	96
Impairment of equity-method investment (Note 4)	[1]		199
Amortization of debt issue costs reported as interest expense (Note 11)	[1]	2	1	1
Change in fair value of interest rate derivative instruments recognized in other comprehensive income (loss)	[1]	1	1	1
Accrual of costs related to acquisition of 49.9% interest in PNGTS (Note 6)	[1]		2
Equity earnings from equity investments (Note 4)	[1]	(97)	(97)	(88)
Distributions received from operating activities of equity investments (Note 3)	[1]	153	119	115
Provision for deferred state income taxes (Note 23)	[1]		4	(1)
Provision for rate refund (Note 2)	[1]		(101)	23
Equity allowance for funds used during construction	[1]		(1)
Change in operating working capital (Note 14)	[1]	(1)	(20)	29
Total cash generated from operations	[1]	417	260	417
Investing Activities
Capital expenditures	[1]	(29)	(54)	(10)
Other	[1]	1	1
Total investing activities	[1]	(230)	(326)	(261)
Financing Activities
Distributions paid (Note 13)	[1]	(250)	(228)	(212)
Distributions paid to non-controlling interests	[1]	(12)	(21)	(60)
Distributions paid to former parent of PNGTS	[1]	(9)	(19)	(16)
Common unit issuance, net (Note 9)	[1]	84	44	73
Common unit issuance subject to rescission, net (Note 9)	[1]	83
Equity contribution by the General Partner (Note 6)	[1]		2
Long-term debt issued, net of discount (Note 5)	[1]	209	618	35
Short-term loan issued (Note 7)	[1]			170
Long-term debt repaid (Note 7)	[1]	(270)	(425)	(109)
Debt issuance costs	[1]	(1)	(3)
Total financing activities	[1]	(178)	(32)	(119)
Increase in cash and cash equivalents	[1]	9	(98)	37
Cash and cash equivalents, beginning of year	[1]	55	153	116
Cash and cash equivalents, end of year	[1]	64	55	153
Interest payments paid	[1]	66	59	53
State income taxes paid	[1]	2	2
Supplemental information about non-cash investing and financing activities
Accrual for costs related to construction of GTN's Carty Lateral (Note 14)	[1]		10
Issuance of Class B units to TransCanada (Note 9)	[1]		95
Class B units
Financing Activities
Distributions paid (Note 9 and 13)	[1]	(12)
Bison
Investing Activities
Acquisition of interest	[1]			(217)
GTN
Investing Activities
Acquisition of interest	[1]		(264)	(25)
Northern Border
Cash Generated From Operations
Equity earnings from equity investments (Note 4)		(69)	(66)	(69)
Great Lakes
Cash Generated From Operations
Equity earnings from equity investments (Note 4)		(28)	(31)	(19)
Investing Activities
Investment/Acquisition of interests (Note 4)	[1]	(9)	$ (9)	$ (9)
Portland Natural Gas Transmission System | GTN
Investing Activities
Acquisition of interest	[1]	$ (193)

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).